Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2017 USD ($)	Mar. 31, 2019 USD ($) item	Mar. 31, 2018 USD ($) item	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Bank borrowings
Short-term borrowings			$ 1,096		¥ 7,356	¥ 6,028
Long-term borrowings			$ 5,279		35,427	34,153
Bank borrowings
Bank borrowings
Long-term borrowings					35,427	34,153
Collateral amount pledged					18,314	20,927
Short-term other borrowings | Bank loans
Bank borrowings
Short-term borrowings					¥ 7,356	¥ 6,028
Weighted average interest rate for the year			4.10%
Short-term other borrowings | Bank loans | Minimum
Bank borrowings
Interest rates			2.90%	2.20%	2.90%	2.20%
Short-term other borrowings | Bank loans | Maximum
Bank borrowings
Interest rates			19.00%	6.10%	19.00%	6.10%
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Long-term borrowings					¥ 26,780	¥ 24,957
Maturity term			5 years	5 years
Principal amount | $			$ 4,000	$ 4,000
Number of lead arrangers | item			8	8
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate			1.10%	1.10%
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR | Subsequent event
Bank borrowings
Spread over variable rate	0.85%
Long-term other borrowings | Bank loans
Bank borrowings
Long-term borrowings					¥ 8,647	¥ 9,196
Weighted average interest rate for the year			4.60%	4.50%
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $		$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate		0.95%